FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INSTRUMENTS [abstract]
Schedule of financial instruments measured at fair value for each hierarchy
Assets measured at fair value	December 31, 2018	Level 1	Level 2	Level 3
Other financial assets-current
Corporate wealth management products	105,917	-	105,917	-
Money market funds	19,366	19,366	-	-
Equity investments
Non-publicly traded investments-current	-	-	-	-
Publicly traded investments-non-current	1,110	1,110	-	-
	126,393	20,476	105,917	-

Assets measured at fair value	December 31, 2017	Level 1	Level 2	Level 3
Other financial assets-current
Corporate wealth management products	66,229	-	66,229	-
Money market funds	8,115	8,115	-	-
Equity investments
Non-publicly traded investments-current	14	-	14	-
Publicly traded investments-non-current	781	781	-	-
	75,139	8,896	66,243	-